Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforwards federal	$ 5,128,000
Operating loss carryforwards state	$ 4,670,000
Federal and state carryforwards expiration date	Jan. 01, 2028
Federal statutory rate	21.00%